497(e)
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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED SEPTEMBER 15, 2003 TO THE SEPTEMBER 15, 2003 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:

Equitable Accumulator(R) Elite
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This supplement modifies certain information in the above-referenced Prospectus and SAI dated September 15, 2003 as supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus. We will send you another copy of any Prospectus without charge, upon request. Please note the following revisions to your Prospectus:

1. In "Contract features and benefits" under "Allocating your contributions" under "General dollar cost averaging program," the first sentence is deleted in its entirety and is replaced by the following:

          "If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options."





























           The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                              New York, NY 10104
                                (212) 554-1234

  Copyright 2003. The Equitable Life Assurance Society of the United States.
                             All Rights reserved.
Accumulator(R) is a registered servicemark of The Equitable Life Assurance
                         Society of the United States.

1M-03-09 Supp (9/03)                                              132895(9/03)
                                                                        x00607